Interest in associates and joint ventures - Share of profit in associates and joint ventures (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Share of profit in associates and joint ventures			$ 2,911	$ 2,912	$ 2,807
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures			2,132	2,241	2,250
Impairment	$ (4,139)	$ (2,917)	(1,000)	0	(3,000)
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures			665	596	538
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures			$ 114	$ 75	$ 19